Fair Value Measurements - Summary of Changes in Fair Value of Warrants (Details) - Warrant [Member] - Level 3 [Member] - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Common Share Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of liability, beginning balance	$ 1,153,000	$ 2,014,164	$ 86,963	$ 86,963	$ 0
Additions	481,000		988,000	987,747	86,963
Change in fair value	(184,000)	(1,475,000)	375,000	939,454	0
Converted to common stock		(539,000)
Fair value of liability, ending balance	1,450,000		1,450,000	2,014,164	86,963
Series A Three Preferred Share Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of liability, beginning balance	806,000	954,271	112,445	112,445	32,405
Change in fair value	(17,000)	(473)	677	841,826	80,040
Converted to common stock		$ (481)
Fair value of liability, ending balance	$ 789,000		$ 789,000	$ 954,271	$ 112,445